UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2009

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, CT 06759

Form 13F File Number: 28-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Chad Yonker
Title:                Chief Executive Officer
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:

/s/ Chad Yonker                    Litchfield, CT             May 13, 2009
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     121,053
                                           (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                 LITCHFIELD CAPITAL MANAGEMENT, LLC
                                          As of 3/31/09

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    ($1,000)   Amount     PRN CALL    Discretion    Managers      Authority

                                                                                                                Sole   Shared  None

ACE LTD                       SHS            H0023R105    1,196       29,600 SH          SOLE                      29,600
ARCH CAP GROUP LTD            ORD            G0450A105    1,508       28,000 SH          SOLE                      28,000
ASPEN INSURANCE HOLDINGS LTD  SHS            G05384105    1,177       52,400 SH          SOLE                      52,400
AXIS CAPITAL HOLDINGS         SHS            G0692U109    1,793       79,550 SH          SOLE                      79,550
GRUBB & ELLIS CO              COM PAR $0.01  400095204      155      245,912 SH          SOLE                     245,912
MGIC INVT CORP WIS            COM            552848103      138       97,000 SH          SOLE                      97,000
PARTNERRE LTD                 COM            G6852T105    1,645       26,500 SH          SOLE                      26,500
PHARMACYCLICS INC             COM            716933106      336      271,262 SH          SOLE                     271,262
PMI GROUP INC                 COM            69344M101       60       97,000 SH          SOLE                      97,000
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605   19,250    2,185,000     PUT     SOLE                   2,185,000
SPDR TR                       UNIT SER 1     78462F103   89,619    1,127,000     PUT     SOLE                   1,127,000
STEWART INFORMATION SVCS COR  COM            860372101    4,176      214,150 SH          SOLE                     214,150
